UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7171

Name of Fund: Merrill Lynch Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.9%     Food & Staples Retailing - 0.1%       123,603       Massmart Holdings Ltd.                  $     1,049,839
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers &             9,403,800       Network Healthcare Holdings Ltd.              9,688,235
                        Services - 0.8%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Africa - 0.9%         10,738,074
-----------------------------------------------------------------------------------------------------------------------------------

Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.6%          Electrical Equipment - 0.6%           281,700       RHJ International (a)                         6,792,617
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                6,792,617
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 3.3%          Electrical Equipment - 1.9%           967,366       Vestas Wind Systems A/S (a)(e)               23,442,962
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               776,800       GN Store Nord                                10,290,903
                        Supplies - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                       75,065       Topdanmark A/S (a)                            5,990,938
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark               39,724,803
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.9%          Construction &                        328,400       YIT-Yhtyma Oyj                               13,976,490
                        Engineering - 1.2%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.4%                      281,000       Pohjola Group Plc Class D                     4,522,805
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.3%               107,930       Stockmann AB 'B'                              4,386,531
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland               22,885,826
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.2%           Chemicals - 0.7%                    3,830,900       Rhodia SA (e)                                 7,851,814
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 1.0%                    5,754,300       SCOR                                         11,794,015
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                    71,441       Trigano SA                                    6,421,189
                        Products - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                26,067,018
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.4%          Electrical Equipment - 1.0%           788,500       SGL Carbon AG (a)                            11,740,563
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.4%                594,200       Paion AG (a)                                  5,480,426
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany               17,220,989
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%           Construction                          170,300       Titan Cement Co. SA                           5,666,880
                        Materials - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                 5,666,880
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.5%          Airlines - 1.5%                       395,900       Ryanair Holdings Plc (a)(d)(e)               18,025,327
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland               18,025,327
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.2%            Building Products - 0.7%              548,900       Permasteelisa SpA                             8,633,579
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                      904,600       Milano Assicurazioni SpA                      6,410,714
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel &                   461,600       Valentino Fashion Group SpA (a)              12,054,370
                        Luxury Goods - 1.0%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                 27,098,663
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.6%      Biotechnology - 0.8%                  718,400       Qiagen NV (a)(e)                              9,310,973
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services &                 572,672       Tele Atlas NV (a)                            19,870,875
                        Supplies - 1.6%
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.6%       150,500       TomTom NV (a)                                 6,813,444
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 1.6%                1,123,900       Koninklijke Wessanen NV CVA                  19,214,282
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers &            14,134,900       LMA International NV (a)                      6,442,067
                        Services - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.5%                      113,900       Stork NV                                      5,657,717
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands       67,309,358
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%           Energy Equipment &                    384,400       Ocean RIG ASA (a)                       $     4,433,594
                        Services - 1.1%                       217,100       ProSafe ASA                                   8,152,522
                                                                                                                    ---------------
                                                                                                                         12,586,116
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                 998,418       DET Norske Oljeselskap                        6,320,167
                        Fuels - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                18,906,283
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%            Construction & Engineering - 0.6%      87,000       Grupo Ferrovial SA                            7,263,723
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                  7,263,723
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%           Health Care Providers &               751,000       Gambro AB Class B (e)                        11,367,673
                        Services - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.0%              2,395,900       Boliden AB (a)                               11,809,716
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            181,075       Millicom International
                        Services - 0.3%                                     Cellular SA (a)(d)                            3,349,965
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                26,527,354
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.0%      Insurance - 0.5%                       40,058       Swiss Life Holding (e)                        5,692,166
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor        143,495       Micronas Semiconductor Holding AG
                        Equipment - 0.5%                                    Registered Shares (a)                         6,154,953
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           11,847,119
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 5.9%   Construction &                      1,152,200       Amec Plc                                      7,419,609
                        Engineering - 0.6%
                        -----------------------------------------------------------------------------------------------------------
                        Independent Power Producers &       4,319,022       International Power Plc                      18,987,315
                        Energy Traders - 1.6%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 1.9%                    1,669,400       Amlin Plc                                     6,150,312
                                                            2,108,761       Brit Insurance Holdings Plc                   3,152,360
                                                            1,286,986       St James's Place Capital Plc                  5,874,153
                                                            3,960,811       Wellington Underwriting Plc                   7,690,249
                                                                                                                    ---------------
                                                                                                                         22,867,074
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.5%                       831,449       Surfcontrol Plc (a)                           6,545,568
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.3%             5,388,491       Game Group Plc                                8,150,514
                                                            2,064,600       HMV Group Plc                                 7,533,237
                                                                                                                    ---------------
                                                                                                                         15,683,751
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            United Kingdom                               71,503,317
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            Europe - 30.5%                              366,839,277
-----------------------------------------------------------------------------------------------------------------------------------

Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.2%           Construction &                        760,600       Obrascon Huarte Lain Brasil SA (a)            7,908,473
                        Engineering - 0.7%
                        -----------------------------------------------------------------------------------------------------------
                        Transportation                        650,900       Cia de Concessoes Rodoviarias                18,589,609
                        Infrastructure - 1.5%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Latin
                                                                            America - 2.2%                               26,498,082
-----------------------------------------------------------------------------------------------------------------------------------

Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.2%           Chemicals - 0.9%                    1,353,300       Frutarom                                     11,048,368
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor        331,700       PowerDsine Ltd. (a)                           3,655,334
                        Equipment - 0.3%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Middle
                                                                            East - 1.2%                                  14,703,702
-----------------------------------------------------------------------------------------------------------------------------------

North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.6%          Insurance - 0.6%                       38,600       Everest Re Group Ltd.                         3,778,940
                                                               88,700       RenaissanceRe Holdings Ltd.                   3,878,851
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                7,657,791
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.5%           Biotechnology - 0.5%                1,395,500       Diagnocure, Inc. (a)                    $     5,434,827
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.7%                      317,600       Northbridge Financial Corp.                   8,715,802
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.6%                879,600       Kinross Gold Corp. (a)                        6,755,328
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                 161,500       Cameco Corp.                                  8,630,217
                        Fuels - 0.7%
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.5%      1,518,700       Abitibi-Consolidated, Inc.                    6,110,916
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.5%                    800,300       TGS North American Real Estate
                                                                            Investment Trust                              5,240,634
                        -----------------------------------------------------------------------------------------------------------
                        Software - 1.0%                       318,150       Cognos, Inc. (a)                             12,385,579
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Canada                53,273,303
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.5%   Electronic Equipment &              2,395,500       Kingboard Chemical Holdings Ltd.              5,975,048
                        Instruments - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Cayman
                                                                            Islands                                       5,975,048
-----------------------------------------------------------------------------------------------------------------------------------
United States - 32.8%   Biotechnology - 2.2%                   82,200       Affymetrix, Inc. (a)(e)                       3,800,106
                                                              272,800       Alexion Pharmaceuticals, Inc. (a)(e)          7,551,104
                                                              901,100       BioMarin Pharmaceuticals, Inc. (a)            7,866,603
                                                              636,300       Encysive Pharmaceuticals, Inc. (a)            7,495,614
                                                                                                                    ---------------
                                                                                                                         26,713,427
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.3%                160,700       optionsXpress Holdings, Inc.                  3,059,728
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%               108,600       East-West Bancorp, Inc.                       3,696,744
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 1.2%     1,109,300       Foundry Networks, Inc. (a)                   14,088,110
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 1.0%        397,301       Stratasys, Inc. (a)                          11,799,840
                        -----------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.6%               534,000       Metris Cos., Inc. (a)                         7,812,420
                        -----------------------------------------------------------------------------------------------------------
                        Containers &                          403,400       Owens-Illinois, Inc. (a)                      8,318,108
                        Packaging - 0.7%
                        -----------------------------------------------------------------------------------------------------------
                        Distributors - 1.0%                   592,400       Interline Brands Inc. (a)                    12,446,324
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Consumer                  411,600       Educate, Inc. (a)                             6,174,000
                        Services - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                185,500       Faro Technologies, Inc. (a)                   3,615,395
                        Instruments - 0.3%
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment &                  1,357,700       Grey Wolf, Inc. (a)                          11,445,411
                        Services - 2.5%                       641,350       Key Energy Services, Inc. (a)                 9,459,912
                                                              249,400       Rowan Cos., Inc. (e)                          8,851,206
                                                                                                                    ---------------
                                                                                                                         29,756,529
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 1.2%                1,311,800       Del Monte Foods Co. (a)                      14,075,614
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               198,900       Cytyc Corp. (a)(e)                            5,340,465
                        Supplies - 1.7%                       196,800       Millipore Corp. (a)                          12,376,752
                                                              497,600       OccuLogix, Inc. (a)(e)                        3,179,664
                                                                                                                    ---------------
                                                                                                                         20,896,881
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers &               555,800       CryoLife, Inc. (a)(e)                         3,862,810
                        Services - 2.5%                       179,650       Lifeline Systems, Inc. (a)                    6,005,700
                                                              267,475       LifePoint Hospitals, Inc. (a)                11,696,682
                                                              131,800       Pharmaceutical Product
\                                                                           Development, Inc.                             7,579,818
                                                               32,600       WebMD Health Corp. Class A (a)                  803,557
                                                                                                                    ---------------
                                                                                                                         29,948,567
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                 175,275       The Cheesecake Factory (a)                    5,475,591
                        Leisure - 1.3%                        216,176       Red Robin Gourmet Burgers, Inc. (a)           9,909,508
                                                                                                                    ---------------
                                                                                                                         15,385,099
                        -----------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                    150,500       Sapient Corp. (a)                       $       940,625
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                      152,800       KMG America Corp. (a)                         1,222,400
                                                              130,502       SeaBright Insurance
                                                                            Holdings, Inc. (a)                            1,688,696
                                                                                                                    ---------------
                                                                                                                          2,911,096
                        -----------------------------------------------------------------------------------------------------------
                        Internet Software &                 1,771,050       SupportSoft, Inc. (a)                         8,926,092
                        Services - 0.7%
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                   325,200       Marvel Entertainment, Inc. (a)(e)             5,811,324
                        Products - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 1.7%                      151,900       Freightcar America, Inc.                      6,194,482
                                                              699,700       Wabash National Corp. (e)                    13,756,102
                                                                                                                    ---------------
                                                                                                                         19,950,584
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.7%                 96,200       Cleveland-Cliffs, Inc. (e)                    8,379,982
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                 231,350       Arch Coal, Inc. (e)                          15,616,125
                        Fuels - 2.0%                           69,400       Brigham Exploration Co. (a)                     891,790
                                                              186,050       Remington Oil & Gas Corp. (a)                 7,721,075
                                                                                                                    ---------------
                                                                                                                         24,228,990
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.2%                    144,500       Education Realty Trust, Inc.                  2,413,150
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor        387,250       Cypress Semiconductor Corp. (a)               5,828,113
                        Equipment - 1.9%                      843,650       Integrated Device
                                                                            Technology, Inc. (a)                          9,060,801
                                                              183,500       Intersil Corp. Class A (e)                    3,996,630
                                                              820,500       Monolithic System
                                                                            Technology, Inc. (a)                          4,488,135
                                                                                                                    ---------------
                                                                                                                         23,373,679
                        -----------------------------------------------------------------------------------------------------------
                        Software - 2.7%                       353,700       Informatica Corp. (a)                         4,251,474
                                                              140,000       NAVTEQ Corp. (a)                              6,993,000
                                                              679,250       Siebel Systems, Inc.                          7,016,653
                                                              361,950       Sybase, Inc. (a)(e)                           8,476,869
                                                              271,925       Take-Two Interactive
                                                                            Software, Inc. (a)                            6,006,823
                                                                                                                    ---------------
                                                                                                                         32,744,819
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 2.0%                93,375       Abercrombie & Fitch Co. Class A               4,654,744
                                                              309,500       AnnTaylor Stores Corp. (a)                    8,217,225
                                                              219,550       Build-A-Bear Workshop, Inc. (a)(e)            4,895,965
                                                              443,550       West Marine, Inc. (a)                         6,555,669
                                                                                                                    ---------------
                                                                                                                         24,323,603
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury            213,100       Polo Ralph Lauren Corp.                      10,718,930
                        Goods - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                    685,636       Provident New York Bancorp                    8,001,372
                        Finance - 0.8%                        110,500       Rainier Pacific Financial
                                                                            Group, Inc.                                   1,723,800
                                                                                                                    ---------------
                                                                                                                          9,725,172
                        -----------------------------------------------------------------------------------------------------------
                        Trading Companies &                   708,300       UAP Holding Corp.                            12,820,230
                        Distributors - 1.1%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            United States                               395,055,062
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in
                                                                            North America - 38.4%                       461,961,204
-----------------------------------------------------------------------------------------------------------------------------------

Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.1%        Airlines - 0.9%                     4,306,100       Qantas Airways Ltd.                          11,081,754
                        -----------------------------------------------------------------------------------------------------------
                        Beverages - 0.8%                    1,455,000       Lion Nathan Ltd.                              9,322,222
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment &             1,116,509       Ansell Ltd.                                   9,617,580
                        Supplies - 1.8%                       392,100       Cochlear Ltd.                                11,740,543
                                                                                                                    ---------------
                                                                                                                         21,358,123
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                    1,583,577       Promina Group Ltd.                            6,046,495
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable               3,855,300       Tap Oil Ltd. (a)(e)                           8,655,656
                        Fuels - 0.7%
                        -----------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.4%                  3,566,795       CFS Gandel Retail Trust (a)             $     4,912,874
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia             61,377,124
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.4%            Transportation                     12,509,100       Shenzhen Expressway Co. Ltd.                  4,393,967
                        Infrastructure - 0.4%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in China                  4,393,967
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.2%        Diversified Financial               1,821,500       Hong Kong Exchanges and
                        Services - 0.5%                                     Clearing Ltd.                                 6,233,873
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.7%                        9,733,500       Clear Media Ltd. (a)                          8,720,032
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong             14,953,905
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.8%            IT Services - 0.5%                    482,809       Satyam Computer Services Ltd.                 6,150,283
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.3%               354,026       Pantaloon Retail India Ltd.                  15,185,714
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in India                 21,335,997
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%        Food Products - 0.1%               20,511,300       Indofood Sukses Makmur Tbk PT                 1,455,126
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.2%                       34,958,700       Surya Citra Media Tbk PT                      2,208,276
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Indonesia              3,663,402
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 8.0%            Beverages - 1.0%                      244,800       ITO EN, Ltd.                                 11,468,925
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.2%                663,000       Shinko Securities Co., Ltd.                   2,456,855
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.5%                    1,047,000       Nippon Sanso Corp.                            6,549,524
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.5%               600,900       The Bank of Kyoto Ltd.                        6,022,785
                        -----------------------------------------------------------------------------------------------------------
                        Consumer Finance - 1.3%               126,875       Diamond Lease Co., Ltd.                       5,272,466
                                                            1,454,000       Lopro Corp. (e)                              10,724,757
                                                                                                                    ---------------
                                                                                                                         15,997,223
                        -----------------------------------------------------------------------------------------------------------
                        Containers &                        1,940,000       Nihon Yamamura Glass Co., Ltd.                5,836,774
                        Packaging - 0.5%
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.3%              71,500       Okinawa Electric Power Co., Inc.              3,923,857
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               554,600       Fujirebio, Inc.                              12,771,361
                        Supplies - 1.1%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                    1,046,000       Aioi Insurance Co., Ltd.                      6,238,715
                        -----------------------------------------------------------------------------------------------------------
                        Internet Software &                     2,750       Jupiter Telecommunications Co.,
                        Services - 0.2%                                     Ltd. (a)                                      2,380,228
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.5%              1,111,600       Mitsui Mining & Smelting Co., Ltd.            6,463,247
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.6%                  1,114,300       Tokyu Land Corp.                              7,206,475
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.8%               120,700       Yamada Denki Co., Ltd.                        9,190,409
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                 96,506,378
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.2%         Airlines - 1.2%                    33,932,200       AirAsia BHD (a)                              14,044,636
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Malaysia              14,044,636
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.5%      Commercial Banks - 0.5%             6,630,100       Bank of the Philippine Islands                6,152,127
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            Philippines                                   6,152,127
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.2%        Food Products - 0.2%                3,068,000       People's Food Holdings Ltd.                   1,997,514
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore              1,997,514
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.0%      Electronic Equipment &                 63,000       Samsung SDI Co., Ltd.                         6,563,130
                        Instruments - 0.6%
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                 609,700       Kangwon Land, Inc.                           10,420,221
                        Leisure - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.5%                        78,680       NCSoft Corporation (a)                        6,489,306
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in South Korea           23,472,657
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                               Shares
                        Industry                                 Held       Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%           Electronic Equipment &                     35       Delta Electronics, Inc.                 $            60
                        Instruments - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                 2,328,000       Giant Manufacturing Co., Ltd.                 3,914,433
                        Products - 0.3%                       138,696       Premier Image Technology Corp.                  203,538
                                                                                                                    ---------------
                                                                                                                          4,117,971
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Taiwan                 4,118,031
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%         Hotels, Restaurants &               6,921,700       Oishi Group PCL                               5,393,751
                        Leisure - 0.4%
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Thailand               5,393,751
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            Pacific Basin - 21.4%                       257,409,489
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $870,202,674) - 94.6%             1,138,149,828
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            Warrants (f)
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%        Food Products - 0.0%                  113,250       Global Bio-Chem Technology
                                                                            Group Co. Ltd. (expires 5/31/2007)                1,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants (Cost - $0) - 0.0%                 1,022
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Face
                                                               Amount       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        U.S. Government                                     U.S. Treasury Bills:
                        Obligations** - 1.9%             $  8,566,000            3.07% due 10/06/2005                     8,564,073
                                                            5,041,000            3.15% due 11/03/2005                     5,027,470
                                                              994,000            3.08% due 11/10/2005                       990,668
                                                            8,577,000            3.14% due 12/01/2005                     8,531,413
                                                                                                                    ---------------
                                                                                                                         23,113,624
                        -----------------------------------------------------------------------------------------------------------

                                                           Beneficial
                                                             Interest
                        -----------------------------------------------------------------------------------------------------------
                                                         $ 59,531,888       Merrill Lynch Liquidity Series, LLC
                                                                            Cash Sweep Series I (b)                      59,531,888
                                                          112,108,839       Merrill Lynch Liquidity Series, LLC
                                                                            Money Market Series (b)(c)                  112,108,839
                        -----------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $194,744,720) - 16.2%               194,754,351
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $1,064,947,394*) - 110.8%         1,332,905,201

                                                                            Liabilities in Excess of Other
                                                                            Assets - (10.8%)                           (129,530,355)
                                                                                                                    ---------------
                                                                            Net Assets - 100.0%                     $ 1,203,374,846
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $        1,071,437,936
                                                         ======================
      Gross unrealized appreciation                      $          279,896,166
      Gross unrealized depreciation                                 (18,428,901)
                                                         ----------------------
      Net unrealized appreciation                        $          261,467,265
                                                         ======================

** Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                    Net               Interest
                                                Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                $   1,373,491        $      299,605
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                $ (19,671,372)       $      141,148
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Depositary receipts.
(e)   Security, or a portion of security, is on loan.
(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      Short sales entered into as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Shares                        Issue                              Value
      --------------------------------------------------------------------------
      80,000                     Frontline Ltd.                    $   3,568,199
      200,000                    OMI Corp. New                         3,574,000
      96,000                     Yellow Roadway Corp. *                3,976,320
      --------------------------------------------------------------------------
      Total (Proceeds - $11,969,459)                               $  11,118,519
                                                                   =============

*     Non-income producing security.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: November 17, 2005